DWS Multi-Asset Moderate Allocation Fund Annual Fund Operating Expenses - Class ACS [Member] - DWS Multi-Asset Moderate Allocation Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.97%	[1]
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.63%)
Net Expenses (as a percentage of Assets)	0.99%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.08%	[1]
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	2.49%
Fee Waiver or Reimbursement	(0.75%)
Net Expenses (as a percentage of Assets)	1.74%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.94%	[1]
Acquired Fund Fees and Expenses	0.31%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.61%)
Net Expenses (as a percentage of Assets)	0.74%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.99%, 1.10% and 0.96% for Class A, Class C and Class S, respectively, had proxy expenses been included.